SHARE BASED PAYMENTS (Narrative) (Details) $ in Thousands				1 Months Ended		3 Months Ended		12 Months Ended			13 Months Ended
	Nov. 10, 2020	Jul. 13, 2020 Share USD ($)	May 13, 2019 Share	May 26, 2021 Share	Nov. 18, 2020 Share	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2021 USD ($) Share shares	Dec. 31, 2020 Share shares	Dec. 31, 2019 USD ($) Share	Oct. 22, 2022 Share	Oct. 22, 2021 USD ($)	Aug. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		600		300,000	400,000			15,000	111,129	524,867
Share-based compensation expenses | $										$ 250
Options exercisable								798,262	1,203,456	1,045,076
Unrecognized share-based compensation expenses related to options | $								$ 3,400
Unrecognized share-based compensation expenses related to options, period								2 years 18 days
Reverse split	1: 8.234
Maximum RSU's allocated | shares								25,565,095	24,983,855
Restricted Shares Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum RSU's allocated | shares													140,336
Number of RSU's granted											140,336
Fair value of awards on the grant date | $												$ 5,300
Former Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period						four years
Expiration date							May 20, 2015
Certain employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares		415,000	4,321,500
Vesting period		four years	four years
Chairman of the Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares				15,000	48,581
Vesting period				eight month	two years
Certain Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted to purchase shares					12,145
Vesting period					four years